STOCK-BASED COMPENSATION - Restricted and Deferred Share Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	2,472,774	2,218,925
Granted and reinvested dividends (in shares)	1,026,067	1,013,900
Exercised (in shares)	(803,266)	(582,314)
Forfeited (in shares)	(121,681)	(177,737)
Outstanding, end of year (in shares)	2,573,894	2,472,774
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	1,741,884	2,004,440
Granted and reinvested dividends (in shares)	80,252	110,003
Exercised (in shares)	(192,718)	(348,285)
Forfeited (in shares)	(9,477)	(24,274)
Outstanding, end of year (in shares)	1,619,941	1,741,884